Discontinued Operations - Brewery and Micro-Brewing Operations - Schedule of Income and Expense of Discontinued Operations (Details) - USD ($)	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Mar. 31, 2015	Sep. 30, 2015	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Successor [Member]
Revenues	$ 262,194		$ 510,216	$ 248,022	$ 510,216
Less: Cost of Goods Sold	203,887		366,852	162,965	366,852
Gross Profit	58,307		143,364	85,057	143,364
Operating expenses
Other expenses					7,660
Income from operations	58,307		143,364	85,057
Interest expense	(7,665)		(9,550)	(1,885)	9,550
Income from discontinued operations	$ 50,642		$ 133,814	$ 83,172	$ 126,154
Predecessor [Member]
Revenues
Less: Cost of Goods Sold
Gross Profit
Other expenses
Interest expense
Income from discontinued operations